UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: October 31
Date of reporting period: July 31, 2009

ITEM 1. SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INSTITUTIONAL TRUST

SMASh SERIES EC FUND

FORM NQ
JULY 31, 2009

SMASh Series EC Fund

Schedule of Investments (unaudited)	July 31, 2009

Face
Amount†	Security	Value
CORPORATE BONDS & NOTES — 71.5%
CONSUMER DISCRETIONARY — 11.1%
Auto Components — 0.5%
200,000	Allison Transmission Inc., Senior Notes, 11.250% due 11/1/15 (a)(b)	$165,000
	Visteon Corp., Senior Notes:
47,000	8.250% due 8/1/10 (c)	1,057
118,000	12.250% due 12/31/16 (a)(c)	3,245
	Total Auto Components	169,302
Automobiles — 0.6%
1,330,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (c)	209,475
Diversified Consumer Services — 0.7%
250,000	Education Management LLC/Education Management Finance Corp., Senior
	Subordinated Notes, 10.250% due 6/1/16	255,625
Hotels, Restaurants & Leisure — 3.0%
240,000	Caesars Entertainment Inc., Senior Subordinated Notes, 8.125% due 5/15/11	219,600
40,000	Denny's Holdings Inc., Senior Notes, 10.000% due 10/1/12	40,200
	El Pollo Loco Inc.:
110,000	Senior Notes, 11.750% due 11/15/13	94,050
25,000	Senior Secured Notes, 11.750% due 12/1/12 (a)	26,313
220,000	Harrahs Operating Escrow LLC/Harrahs Escrow Corp., Senior Secured Notes,
	11.250% due 6/1/17 (a)	223,850
	MGM MIRAGE Inc., Senior Secured Notes:
85,000	10.375% due 5/15/14 (a)	91,587
205,000	11.125% due 11/15/17 (a)	226,525
50,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15	37,750
	Station Casinos Inc., Senior Notes:
100,000	6.000% due 4/1/12 (c)(d)	30,500
260,000	7.750% due 8/15/16 (c)(d)	79,300
	Total Hotels, Restaurants & Leisure	1,069,675
Household Durables — 0.7%
80,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	80,200
190,000	Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, 9.750% due 9/1/12	181,450
	Total Household Durables	261,650
Leisure Equipment & Products — 0.1%
40,000	WMG Acquisition Corp., Senior Secured Notes, 9.500% due 6/15/16 (a)	42,600
Media — 4.1%
	Affinion Group Inc.:
	Senior Notes:
215,000	10.125% due 10/15/13 (a)	213,925
50,000	10.125% due 10/15/13	49,750
160,000	Senior Subordinated Notes, 11.500% due 10/15/15	148,800
130,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (c)(d)	16,737
125,000	Cengage Learning Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (a)	108,125
300,000	CSC Holdings Inc., Senior Notes, 6.750% due 4/15/12	300,000
40,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes, 8.500% due 8/15/10 (c)	30,600
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
	8.375% due 3/15/13	76,969
150,000	DISH DBS Corp., Senior Notes, 7.750% due 5/31/15	151,125
425,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (c)	20,719
85,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (c)	5,525
50,000	UPC Holding BV, Senior Notes, 9.875% due 4/15/18 (a)	50,000
	Virgin Media Finance PLC:

See Notes to Schedule of Investments.

SMASh Series EC Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount†	Security	Value
Media — 4.1% (continued)
130,000	Senior Bonds, 9.500% due 8/15/16	$133,900
170,000	Senior Notes, 9.125% due 8/15/16	172,550
	Total Media	1,478,725
Multiline Retail — 0.5%
60,000	Dollar General Corp., Senior Notes, 10.625% due 7/15/15	67,200
150,000	Neiman Marcus Group Inc., Senior Secured Notes, 7.125% due 6/1/28	119,250
	Total Multiline Retail	186,450
Specialty Retail — 0.4%
80,000	Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12	34,800
110,000	Michaels Stores Inc., Senior Notes, 10.000% due 11/1/14	103,950
	Total Specialty Retail	138,750
Textiles, Apparel & Luxury Goods — 0.5%
165,000	Oxford Industries Inc., Senior Secured Notes, 11.375% due 7/15/15 (a)	173,250
	TOTAL CONSUMER DISCRETIONARY	3,985,502
CONSUMER STAPLES — 0.5%
Beverages — 0.2%
80,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14	83,200
Tobacco — 0.3%
110,000	Alliance One International Inc., Senior Notes, 10.000% due 7/15/16 (a)	108,900
	TOTAL CONSUMER STAPLES	192,100
ENERGY — 8.3%
Energy Equipment & Services — 0.5%
150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16	129,000
50,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14	44,438
	Total Energy Equipment & Services	173,438
Oil, Gas & Consumable Fuels — 7.8%
215,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12	190,275
90,000	Berry Petroleum Co., Senior Notes, 10.250% due 6/1/14	94,500
	Chesapeake Energy Corp., Senior Notes:
150,000	6.875% due 1/15/16	141,750
325,000	6.250% due 1/15/18	290,875
155,000	7.250% due 12/15/18	146,475
	El Paso Corp.:
50,000	Senior Notes, 8.250% due 2/15/16	51,250
520,000	Senior Subordinated Notes, 7.000% due 6/15/17	502,216
80,000	Enterprise Products Operating LLP, Junior Subordinated Notes, 8.375% due 8/1/66 (e)	69,687
110,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11	108,350
220,000	Intergas Finance BV, Bonds, 6.375% due 5/14/17 (a)	171,600
75,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	57,000
70,000	Petroplus Finance Ltd., Senior Notes, 7.000% due 5/1/17 (a)	60,200
95,000	Plains Exploration & Production Co., Senior Notes, 10.000% due 3/1/16	103,194
125,000	Quicksilver Resources Inc., Senior Notes, 11.750% due 1/1/16	137,656
245,000	SandRidge Energy Inc., Senior Notes, 9.875% due 5/15/16 (a)	248,675
50,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14	49,250
	Williams Cos. Inc.:
331,000	Debentures, 7.500% due 1/15/31	331,878
38,000	Notes, 8.750% due 3/15/32	42,957
	Total Oil, Gas & Consumable Fuels	2,797,788
	TOTAL ENERGY	2,971,226
FINANCIALS — 14.8%
Commercial Banks — 1.9%
	ICICI Bank Ltd., Subordinated Bonds:

See Notes to Schedule of Investments.

SMASh Series EC Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount†	Security	Value
Commercial Banks — 1.9% (continued)
470,000	6.375% due 4/30/22 (a)(e)	$371,644
380,000	6.375% due 4/30/22 (a)(e)	295,132
	Total Commercial Banks	666,776
Consumer Finance — 11.6%
	Ford Motor Credit Co.:
55,000	Notes, 7.375% due 10/28/09	54,902
	Senior Notes:
1,000,000	9.750% due 9/15/10	995,584
330,000	9.875% due 8/10/11	327,127
1,000,000	12.000% due 5/15/15	1,020,512
150,000	8.000% due 12/15/16	134,628
	GMAC LLC:
	Senior Notes:
126,000	6.000% due 4/1/11 (a)	116,235
379,000	6.875% due 9/15/11 (a)	353,417
405,000	6.000% due 12/15/11 (a)	366,525
126,000	6.625% due 5/15/12 (a)	115,290
6,000	7.500% due 12/31/13 (a)	5,160
583,000	8.000% due 11/1/31 (a)	451,825
7,000	Subordinated Notes, 8.000% due 12/31/18 (a)	5,390
260,000	SLM Corp., Senior Notes, 0.664% due 7/26/10 (e)	229,343
	Total Consumer Finance	4,175,938
Diversified Financial Services — 1.2%
50,000	AAC Group Holding Corp., Senior Discount Notes, 10.250% due 10/1/12 (a)	42,250
80,000	CCM Merger Inc., Notes, 8.000% due 8/1/13 (a)	62,000
54,000	El Paso Performance-Linked Trust Certificates, Senior Notes, 7.750% due 7/15/11 (a)	53,526
50,000	Leucadia National Corp., Senior Notes, 7.125% due 3/15/17	44,500
50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes, step bond to
	yield 12.761% due 10/1/15	50,625
190,000	Vanguard Health Holdings Co., II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	190,950
	Total Diversified Financial Services	443,851
Real Estate Management & Development — 0.1%
170,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15	48,450
	TOTAL FINANCIALS	5,335,015
HEALTH CARE — 4.1%
Health Care Providers & Services — 4.1%
	HCA Inc.:
10,000	Debentures, 7.500% due 11/15/95	5,991
200,000	Notes, 6.375% due 1/15/15	178,000
	Senior Secured Notes:
50,000	9.125% due 11/15/14	51,625
27,000	9.250% due 11/15/16	28,215
153,000	9.625% due 11/15/16 (b)	159,885
	Tenet Healthcare Corp.:
	Senior Notes:
580,000	7.375% due 2/1/13	561,150
40,000	9.000% due 5/1/15 (a)	42,400
73,000	Senior Secured Notes, 8.875% due 7/1/19 (a)	77,380
181,000	US Oncology Holdings Inc., Senior Notes, 7.654% due 3/15/12 (b)(e)	154,755
210,000	US Oncology Inc., Senior Secured Notes, 9.125% due 8/15/17 (a)	217,875
	Total Health Care Providers & Services	1,477,276

See Notes to Schedule of Investments.

SMASh Series EC Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount†	Security	Value
Pharmaceuticals — 0.0%
50,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (c)(d)	$250
	TOTAL HEALTH CARE	1,477,526
INDUSTRIALS — 5.7%
Aerospace & Defense — 0.7%
190,000	Hawker Beechcraft Acquisition Co., Senior Notes, 8.875% due 4/1/15 (b)	92,150
150,000	L-3 Communications Corp., Senior Subordinated Notes, 7.625% due 6/15/12	152,063
	Total Aerospace & Defense	244,213
Airlines — 0.3%
32,635	Continental Airlines Inc., 8.388% due 5/1/22	23,171
120,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (a)	71,400
	Total Airlines	94,571
Building Products — 0.4%
185,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12	160,256
Commercial Services & Supplies — 1.4%
60,000	Altegrity Inc., Senior Subordinated Notes, 10.500% due 11/1/15 (a)	51,300
160,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes,
	9.500% due 2/15/13	161,200
	RSC Equipment Rental Inc.:
80,000	Senior Notes, 9.500% due 12/1/14	69,000
210,000	Senior Secured Notes, 10.000% due 7/15/17 (a)	222,075
	Total Commercial Services & Supplies	503,575
Machinery — 0.3%
105,000	Terex Corp., Senior Notes, 10.875% due 6/1/16	109,725
Road & Rail — 2.4%
400,000	Kansas City Southern de Mexico, Senior Notes, 12.500% due 4/1/16 (a)	428,000
410,000	RailAmerica Inc., Senior Secured Notes, 9.250% due 7/1/17 (a)	424,350
	Total Road & Rail	852,350
Trading Companies & Distributors — 0.2%
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	33,800
100,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (a)(d)	37,000
	Total Trading Companies & Distributors	70,800
Transportation Infrastructure — 0.0%
	Swift Transportation Co., Senior Secured Notes:
15,000	8.633% due 5/15/15 (a)(e)	6,675
20,000	12.500% due 5/15/17 (a)	9,300
	Total Transportation Infrastructure	15,975
	TOTAL INDUSTRIALS	2,051,465
INFORMATION TECHNOLOGY — 1.1%
IT Services — 0.9%
320,000	SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	329,600
Semiconductors & Semiconductor Equipment — 0.2%
80,000	Sensata Technologies B.V., Senior Notes, 8.000% due 5/1/14	65,200
	TOTAL INFORMATION TECHNOLOGY	394,800
MATERIALS — 6.4%
Chemicals — 0.2%
200,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (d)	35,000
30,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12	29,850
	Total Chemicals	64,850

See Notes to Schedule of Investments.

SMASh Series EC Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount†	Security	Value
Metals & Mining — 5.4%
650,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)	$568,750
240,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	254,761
50,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	45,750
41,469	Noranda Aluminium Acquisition Corp., Senior Notes, 6.163% due 5/15/15 (b)(e)	22,393
110,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15	90,200
100,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15	89,500
	Steel Dynamics Inc., Senior Notes:
105,000	7.375% due 11/1/12	104,737
35,000	8.250% due 4/15/16 (a)	34,825
	Teck Resources Ltd., Senior Secured Notes:
75,000	9.750% due 5/15/14 (a)	83,813
70,000	10.250% due 5/15/16 (a)	79,625
130,000	10.750% due 5/15/19 (a)	151,937
420,000	Vedanta Resources PLC, Senior Notes, 8.750% due 1/15/14 (a)	414,750
	Total Metals & Mining	1,941,041
Paper & Forest Products — 0.8%
180,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (a)(c)	166,950
295,000	NewPage Corp., Senior Secured Notes, 7.278% due 5/1/12 (e)	125,375
	Total Paper & Forest Products	292,325
	TOTAL MATERIALS	2,298,216
TELECOMMUNICATION SERVICES — 7.0%
Diversified Telecommunication Services — 6.1%
90,000	Hawaiian Telcom Communications Inc., Senior Subordinated Notes, 12.500%
	due 5/1/15 (c)(d)	112
65,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16	69,550
1,000,000	Intelsat Corp., Senior Notes, 9.250% due 8/15/14	1,017,500
25,000	Intelsat Jackson Holdings Ltd., 9.500% due 6/15/16	26,000
180,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14	157,950
75,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (a)	76,500
225,000	Qwest Communications International Inc., 7.250% due 2/15/11	225,000
10,000	SBA Telecommunications Inc., Senior Notes, 8.250% due 8/15/19 (a)	10,200
480,000	Vimpel Communications, Loan Participation Notes, 8.375% due 4/30/13 (a)	466,800
110,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (a)	117,150
30,000	Windstream Corp., Senior Notes, 8.625% due 8/1/16	30,600
	Total Diversified Telecommunication Services	2,197,362
Wireless Telecommunication Services — 0.9%
100,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (a)(b)	121,271
200,000	Cricket Communications Inc., Senior Secured Notes, 7.750% due 5/15/16 (a)	200,000
	Total Wireless Telecommunication Services	321,271
	TOTAL TELECOMMUNICATION SERVICES	2,518,633
UTILITIES — 12.5%
Electric Utilities — 0.2%
50,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10	52,000
Gas Utilities — 0.3%
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Notes,
	6.875% due 12/15/13	115,800
Independent Power Producers & Energy Traders — 12.0%
	AES Corp., Senior Notes:
697,000	7.750% due 3/1/14	690,030
80,000	7.750% due 10/15/15	77,800
1,000,000	8.000% due 6/1/20	960,000

See Notes to Schedule of Investments.

SMASh Series EC Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount†		Security	Value
Independent Power Producers & Energy Traders — 12.0% (continued)
80,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19	$64,100
100,000		Dynegy Inc., Bonds, 7.670% due 11/8/16	92,000
		Edison Mission Energy, Senior Notes:
60,000		7.750% due 6/15/16	50,700
20,000		7.200% due 5/15/19	15,250
190,000		7.625% due 5/15/27	125,400
		Energy Future Holdings Corp., Senior Notes:
10,000		10.875% due 11/1/17	8,725
2,120,000		11.250% due 11/1/17 (b)	1,579,400
165,630		Mirant Mid Atlantic LLC, Pass-Through Certificates, 10.060% due 12/30/28	163,974
		NRG Energy Inc., Senior Notes:
60,000		7.250% due 2/1/14	59,100
150,000		7.375% due 2/1/16	145,500
100,000		7.375% due 1/15/17	96,750
		TXU Corp., Senior Notes:
200,000		5.550% due 11/15/14	146,166
30,000		6.500% due 11/15/24	16,926
35,000		6.550% due 11/15/34	18,792
		Total Independent Power Producers & Energy Traders	4,310,613
		TOTAL UTILITIES	4,478,413
		TOTAL CORPORATE BONDS & NOTES
		(Cost — $28,132,493)	25,702,896
COLLATERALIZED SENIOR LOANS — 6.8%
CONSUMER DISCRETIONARY — 2.4%
Media — 2.4%
492,500		Charter Communications Operating LLC, Term Loan B, 6.250% due 3/15/14 (e)	461,227
500,000		Univision Communications Inc., Term Loan B, 2.569% due 9/15/14 (e)	404,896
		TOTAL CONSUMER DISCRETIONARY	866,123
HEALTH CARE — 2.4%
Health Care Providers & Services — 2.4%
		Community Health Systems Inc.:
23,831		Delayed Draw Term Loan, 2.678% due 7/2/14 (e)	22,446
467,141		Term Loan B, 2.678% due 7/2/14 (e)	439,988
426,965		HCA Inc., Term Loan B, 3.470% due 11/1/13 (e)	401,589
		TOTAL HEALTH CARE	864,023
INFORMATION TECHNOLOGY — 0.9%
IT Services — 0.9%
363,525		First Data Corp., Term Loan, 3.035% due 10/15/14 (e)	307,860
MATERIALS — 1.1%
Paper & Forest Products — 1.1%
419,032		Georgia-Pacific Corp., Term Loan B1, 3.252% due 12/23/13 (e)	405,413
		TOTAL COLLATERALIZED SENIOR LOANS
		(Cost — $2,351,053)	2,443,419
SOVEREIGN BONDS — 6.8%
Brazil — 5.7%
		Brazil Nota do Tesouro Nacional:
2,377,000	BRL	10.000% due 7/1/10	1,284,334
1,500,000	BRL	10.000% due 1/1/12	786,808
		Total Brazil	2,071,142
Canada — 0.2%
50,212	CAD	Government of Canada, Bonds, 4.000% due 12/1/31	65,676

See Notes to Schedule of Investments.

SMASh Series EC Fund

Schedule of Investments (unaudited) (continued)	July 31, 2009

Face
Amount†		Security	Value
Germany — 0.9%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15	$330,621
		TOTAL SOVEREIGN BONDS
		(Cost — $2,508,166)	2,467,439
Shares
CONVERTIBLE PREFERRED STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Automobiles — 0.0%
		General Motors Corp.
600		(Cost - $15,000)	1,808
PREFERRED STOCKS — 0.5%
FINANCIALS — 0.5%
Consumer Finance — 0.5%
362		Preferred Blocker Inc., 7.000% (a)
		(Cost - $93,114)	166,712
		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
		(Cost — $33,099,826)	30,782,274
Face
Amount†
SHORT-TERM INVESTMENTS — 7.9%
U.S. Government Agencies — 1.5%
		Federal National Mortgage Association (FNMA), Discount Notes:
466,000		0.301% - 0.401% due 1/25/10 (f)(g)(h)	465,422
82,000		0.321% due 2/1/10 (f)(g)(h)	81,886
		Total U.S. Government Agencies
		(Cost — $547,003)	547,308
Repurchase Agreement — 6.4%
2,300,000		Morgan Stanley tri-party repurchase agreement dated 7/31/09, 0.100% due
		8/3/09; Proceeds at maturity - $2,300,019 ; (Fully collateralized by U.S.
		government agency obligation, 3.500% due 5/18/16; Market value -
		$2,346,000) (Cost - $2,300,000)	2,300,000
		TOTAL SHORT-TERM INVESTMENTS
		(Cost — $2,847,003)	2,847,308
		TOTAL INVESTMENTS — 93.5% (Cost — $35,946,829#)	33,629,582
		Other Assets in Excess of Liabilities — 6.5%	2,320,021
		TOTAL NET ASSETS — 100.0%	$35,949,603

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.
(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at July 31, 2009.
(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.
(g)	Rate shown represents yield-to-maturity.
(h)	All or a portion of this security is held at the broker as collateral for open futures contracts.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
BRL -	Brazilian Real
CAD -	Canadian Dollar
EUR -	Euro
GMAC -	General Motors Acceptance Corp.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

 1. Organization and Significant Accounting Policies

SMASh Series EC Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 18, 2009, the Fund invested all of its investable assets in SMASh Series EC Portfolio (the “Portfolio”). The Board of Trustees approved a change in the investment structure of the Fund. As of close of business April 17, 2009, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets. Subsequent to the redemption in-kind from the Portfolio, the Fund ceased utilizing a master-feeder investment structure and began investing directly in investment securities.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each such affiliate, a “Managed Account Adviser”) to the account with the managed account program or sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA in lieu of a management fee being charged by LMPFA to the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

  Level 1 – quoted prices in active markets for identical investments

  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

		Other
		Significant	Significant
		Observable	Unobservable
	Quoted Prices	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Long-Term Investments:
Corporate Bonds & Notes	—	$25,702,896	—	$25,702,896
Collateralized Senior Loans	—	2,443,419	—	2,443,419
Sovereign Bonds	—	2,467,439	—	2,467,439
Convertible Preferred Stocks
Consumer Discretionary	$1,808	—	—	1,808
Preferred Stocks
Financials	—	166,712	—	166,712
Total Long-Term Investments	1,808	30,780,466	—	30,782,274
Short-Term Investments:
U.S. Government Agencies	—	547,308	—	547,308
Repurchase Agreement	—	2,300,000	—	2,300,000
Total Short-Term Investments	—	2,847,308	—	2,847,308
Total Investments	1,808	33,627,774	—	33,629,582
Other Financial Instruments:
Futures Contracts	273,662	—	—	273,662
Forward Foreign Currency Contracts	—	(197,458)	—	(197,458)
Credit Default Swaps on Credit Indices - Sell	—	(1,071,139)	—	(1,071,139)
Total Other Financial Insturments	273,662	(1,268,597)	—	(994,935)
Total	$275,470	$32,359,177	—	$32,634,647

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Futures Contracts. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit with a broker cash or cash equivalents in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin.’’ Subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.

There is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Forward Foreign Currency Contracts. The Fund may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Swap Agreements. The Fund may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit Default Swaps

The Fund may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all

Notes to Schedule of Investments (unaudited) (continued)

or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund has exposure to a sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical price a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country are disclosed in the Notes to Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit and Market Risk. The Fund invests in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluation and exchange rate fluctuations.

(h) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(i) Other Risks. Consistent with its objective to seek high current income, the Fund may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

Notes to Schedule of Investments (unaudited) (continued)

(j) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation					$1,426,578
Gross unrealized depreciation					(3,743,825)
Net unrealized depreciation					$(2,317,247)

At July 31, 2009, the Fund had the following open futures contracts:

	Number of	Expiration	Basis	Market	Unrealized
	Contracts	Date	Value	Value	Gain (Loss)
Contracts to Buy:
3 Months Euribor	75	6/10	$26,225,652	$26,356,179	$130,527
3 Months Euribor	50	9/10	17,447,226	17,506,636	59,410
German Euro Bunder	25	9/09	4,286,092	4,349,351	63,259
Obligationer
3 Months Libor	50	6/10	10,215,994	10,242,924	26,930
3 Months Libor	50	9/10	10,207,435	10,185,515	(21,920)
U.S. Treasury 5-Year Notes	40	9/09	4,597,075	4,615,312	18,237
					$276,443
Contracts to Sell:
U.S. Treasury 10-Year Notes	3	9/09	$349,063	$351,844	$(2,781)
Net unrealized gain on open futures contracts					$273,662

At July 31, 2009, the Fund held the following credit default swap contracts:

CREDIT DEFAULT SWAP ON CREDIT INDICES—SELL PROTECTION(1)

			PERIODIC
			PAYMENTS		UPFRONT
			RECEIVED		PREMIUMS
SWAP COUNTERPARTY	NOTIONAL	TERMINATION	BY THE	MARKET	PAID/	UNREALIZED
(REFERENCE ENTITY)	AMOUNT(2)	DATE	FUND‡	VALUE(3)	(RECEIVED)	DEPRECIATION
Barclay's Capital
Inc. (CDX North America			2.750%
Crossover Index)	$348,000	6/20/12	quarterly	$(28,472)	$(12,730)	$(15,742)
Barclay's Capital
Inc. (CDX North America			2.750%
Crossover Index)	522,000	6/20/12	quarterly	(42,709)	(21,915)	(20,794)
Barclay's Capital
Inc. (CDX North America			3.750%
Crossover Index)	5,160,000	12/20/12	quaterly	(437,055)	(282,348)	(154,707)
Barclay's Capital
Inc. (CDX North America			2.750%
Crossover Index)	783,000	6/20/12	quarterly	(64,063)	-	(64,063)
Barclay's Capital
Inc. (CDX North America			2.250%
Crossover Index)	5,040,000	12/20/12	quaterly	(498,840)	(282,401)	(216,439)
Net unrealized depreciation on sales of credits default swaps on credit indices						$(471,745)

Notes to Schedule of Investments (unaudited) (continued)

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
‡	Percentage shown is an annual percentage rate.

At July 31, 2009, the Fund had the following open forward foreign currency contracts:

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)
Contracts to Buy:
Euro	230,528	$328,640	8/19/09	$8,639
Euro	762,045	1,086,369	8/19/09	11,881
				$20,520
Contracts to Sell:
British Pound	92,715	$154,838	8/19/09	$(18,509)
Canadian Dollar	69,190	64,170	8/19/09	(7,040)
Euro	733,000	1,044,963	8/19/09	(91,755)
Euro	611,691	872,025	8/19/09	(75,964)
Euro	229,010	326,476	8/19/09	(24,710)
				(217,978)
Net unrealized loss on open forward foreign currency contracts				$(197,458)

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure at July 31, 2009.

			Forward Foreign Currency		Swap
	Futures Contracts		Contracts		Contracts

Primary Underlying	Unrealized	Unrealized	Unrealized	Unrealized	Unrealized
Risk Disclosure	Appreciation	Depreciation	Appreciation	Depreciation	Depreciation	Total
Interest Rate Contracts	$ 298,363	$ (24,701)	—	—	—	$ 273,662
Foreign Exchange
Contracts	—	—	$ 20,520	$ (217,978)	—	(197,458)
Credit Contracts	—	—	—	—	$ (471,745)	(471,745)
Total	$ 298,363	$ (24,701)	$ 20,520	$ (217,978)	$ (471,745)	$ (395,541)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: September 28, 2009

By: /s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: September 28, 2009